401(k) Savings Plan	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
401(k) Savings Plan	401(k) Savings Plan The Company has a 401(k) savings plan (the 401(k) plan). The 401(k) plan is a defined contribution plan intended to qualify under Section 401(k) of the Internal Revenue Code. All full-time employees of the Company are eligible to participate pursuant to the terms of the 401(k) plan. Contributions by the Company are discretionary, and the Company made no contributions during the years ended December 31, 2019 and 2018.